Note 3 - Summary of Significant Accounting Policies: Principles of Consolidation (Policies)	9 Months Ended
Jul. 31, 2014
Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated unaudited financial statements include the accounts of Diversified Resources, Inc. and its wholly owned subsidiary, Natural Resource Group, Inc. Any inter-company accounts and transactions have been eliminated.